Maturity analysis of assets and liabilities	12 Months Ended
Dec. 31, 2025
Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Maturity analysis of assets and liabilities
Note 23
Maturity analysis of assets and liabilities
a) Maturity analysis of carrying amounts of assets and liabilities
The table
below provides
an analysis
of carrying
amounts of
balance sheet
assets and
liabilities, as
well as
off-balance
sheet exposures
by residual
contractual maturity
as
of the
reporting
date.
The
residual
contractual maturity
of
assets
includes the effects of callable features. The residual contractual maturity of liabilities and off-balance sheet exposures is
based on the earliest date on which a third party could require UBS AG to pay.
Derivative financial instruments and financial assets
and liabilities at fair value held
for trading are presented in the
Due
within 1 month
column; however, the respective
contractual maturities may
extend over periods significantly
longer than
one month.
Assets held to hedge
unit-linked investment contracts
(presented within
Financial assets at fair
value not held for
trading
)
are
presented in
the
Due within
1
month
column, consistent
with the
maturity assigned
to the
related amounts
due
under unit-linked investment contracts (presented within Other financial liabilities designated at fair value ).
Other financial
assets and liabilities
with no
contractual maturity,
such as
equity securities,
are presented
in the
Perpetual /
Not applicable
column. Undated or perpetual instruments are
classified based on the contractual notice period
that the
counterparty of
the instrument
is entitled
to give.
Where there
is no
contractual notice
period, undated
or perpetual
contracts are presented in the Perpetual / Not applicable
column.
Non-financial assets and
liabilities with no
contractual maturity are
generally included in
the
Perpetual / Not
applicable
column.
Maturity analysis of carrying amounts of assets and liabilities
31.12.25
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 532.7 44.8 77.6 131.6 161.5 136.8 1,085.1
Amounts due from banks 17.7 0.7 0.7 0.0 0.1 0.1 19.2
Loans and advances to customers 184.2 31.9 67.9 122.5 138.9 113.4 658.8
Other financial assets measured at amortized cost 10.9 1.4 5.0 8.9 22.5 23.3 72.0
Total financial assets measured at fair value through profit or loss 402.0 10.4 12.4 22.1 14.5 1.3 3.4 466.1
Financial assets at fair value not held for trading 43.2 10.4 12.4 22.1 14.5 1.3 3.4 107.3
Financial assets measured at fair value through other
comprehensive income 0.1 0.6 1.4 0.0 0.5 11.2 13.9
Total non-financial assets 18.2 0.5 0.3 1.0 32.3 52.2
Total assets 953.0 55.9 91.8 153.7 176.8 150.2 35.7 1,617.2
Liabilities
Total financial liabilities measured at amortized cost 759.1 64.6 87.2 30.6 72.6 65.4 19.6 1,099.2
Customer deposits 681.5 55.6 38.3 9.1 11.7 0.1 796.3
Funding from UBS Group AG measured at amortized cost 1.8 0.2 5.4 9.2 32.6 41.8 19.6 110.6
Debt issued measured at amortized cost 7.1 7.0 36.9 7.5 19.2 22.4 100.2 of which: non-subordinated 7.1 7.0 36.6 7.5 19.1 22.4 99.9
of which: subordinated 0.0 0.2 0.0 0.1 0.3
Total financial liabilities measured at fair value through
profit or loss
1
310.6 10.9 24.1 31.8 12.4 25.2 415.0
Debt issued designated at fair value 14.4 10.5 22.9 30.6 11.1 18.1 107.5
Total non-financial liabilities 8.4 4.4 0.0 0.1 0.2 0.2 0.6 13.8
Total liabilities
1,078.2 79.9 111.3 62.5 85.2 90.7 20.3 1,528.0
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 80.7 0.6 0.8 0.1 82.1
Guarantees
47.4 47.4
Forward starting reverse repurchase and securities borrowing agreements 10.7 10.7
Irrevocable committed prolongation of existing loans 3.3 2.1 2.8 0.0 8.2
Total 142.0 2.7 3.5 0.1 148.4
31.12.24
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 558.4 50.3 70.2 116.2 130.5 124.7 1,050.3
Amounts due from banks 16.7 0.5 0.5 0.0 0.2 0.1 18.1
Loans and advances to customers 164.9 33.3 62.0 108.9 112.5 105.7 587.3
Other financial assets measured at amortized cost 9.9 0.9 5.3 6.6 17.7 18.9 59.3
Total financial assets measured at fair value through profit or loss
413.2 6.5 14.2 13.5 12.7 2.3 4.2 466.7
Financial assets at fair value not held for trading 41.7 6.5 14.2 13.5 12.7 2.3 4.2 95.2
Financial assets measured at fair value through other
comprehensive income
0.5 0.8 0.9 0.0 0.0 0.0 2.2
Total non-financial assets 12.8 0.3 0.6 0.0 2.5 1.1 31.5 48.8
Total assets 984.8 57.9 86.0 129.7 145.8 128.2 35.8 1,568.1
Liabilities
Total financial liabilities measured at amortized cost 691.5 80.0 88.0 45.9 71.6 61.9 15.9 1,054.8
Customer deposits 611.7 65.5 51.2 8.9 11.8 0.3 749.5
Funding from UBS Group AG measured at amortized cost 0.0 2.5 3.2 17.0 31.9 37.5 15.9 107.9
Debt issued measured at amortized cost 8.3 7.3 29.6 15.4 18.7 21.8 101.1 of which: non-subordinated 8.3 7.3 29.2 15.2 18.6 21.8 100.4 of which: subordinated 0.3 0.3 0.1 0.7
Total financial liabilities measured at fair value through
profit or loss
1
299.7 11.9 27.7 26.7 13.1 22.4 401.6
Debt issued designated at fair value 12.0 11.4 26.3 25.1 11.5 16.3 102.6
Total non-financial liabilities 11.3 3.9 0.1 0.2 0.4 0.4 0.7 17.0
Total liabilities
1,002.4 95.8 115.8 72.9 85.2 84.7 16.6 1,473.4
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 78.7 0.5 0.4 0.0 79.6
Guarantees 40.7 40.7
Forward starting reverse repurchase and securities borrowing agreements 24.9 24.9
Irrevocable committed prolongation of existing loans
2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8
1 As of 31 December 2025 and 31
December 2024, the contractual redemption amount
at maturity of debt issued designated at
fair value through profit or loss and
other financial liabilities designated at fair
value
through profit or loss was not materially different from the carrying amount.
2 The notional amounts associated with derivative loan commitments and forward starting repurchase and reverse repurchase agreements measured at fair value through profit or loss are presented together with the total notional amounts related to derivative instruments in Note 10 and have been excluded from the table above.
b) Maturity analysis of financial liabilities on an undiscounted basis
The table below provides
an analysis of financial liabilities on
an undiscounted basis, including all cash
flows relating to
principal and future
interest payments.
The residual
contractual maturities for
non-derivative and non-trading
financial
liabilities are based on
the earliest date on
which UBS AG could be
contractually required to pay. Derivative positions and
trading liabilities, predominantly
made up of
short sale transactions, are
presented in the
Due within 1
month
column
,
as this provides a conservative reflection of the nature of these trading activities. The residual contractual maturities may
extend over periods significantly longer than one month.
Maturity analysis of financial liabilities on an undiscounted basis
31.12.25
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 15.5 1.4 4.6 2.1 1.6 25.2
Payables from securities financing transactions 5.8 0.4 1.6 2.3 6.5 16.6
Cash collateral payables on derivative instruments 34.7 34.7
Customer deposits 681.9 56.2 39.5 10.2 13.8 0.1 801.8
Funding from UBS Group AG measured at amortized cost
2
2.0 1.6 8.7 14.1 45.3 54.3 19.7 145.7
Debt issued measured at amortized cost
2
7.3 7.4 38.1 8.4 20.7 24.5 106.6
Other financial liabilities measured at amortized cost 9.1 0.1 0.5 0.6 1.5 1.2 13.0 of which: lease liabilities
0.1 0.1 0.5 0.6 1.5 1.2 4.0
Total financial liabilities measured at amortized cost 756.4 67.2 93.2 37.7 89.4 80.1 19.7 1,143.7
Financial liabilities at fair value held for trading
3,4
53.7 53.7
Derivative financial instruments
3,5
156.3 156.3
Brokerage payables designated at fair value 62.2 62.2
Debt issued designated at fair value
6
14.4 10.6 23.3 31.4 11.9 24.5 116.1
Other financial liabilities designated at fair value 24.0 0.4 1.3 1.2 1.7 19.1 47.7
Total financial liabilities measured at fair value through
profit or loss 310.5 11.0 24.6 32.7 13.7 43.6 436.1
Total 1,067.0 78.2 117.8 70.4 103.1 123.7 19.7 1,579.8
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
80.7 0.6 0.8 0.1 82.1
Guarantees 47.4 47.4
Forward starting reverse repurchase and securities
borrowing agreements
7
10.7 10.7
Irrevocable committed prolongation of existing loans 3.3 2.1 2.8 0.0 8.2
Total 142.0 2.7 3.5 0.1 148.4
31.12.24
USD bn
Due within
1 month
Due between
1 and 3
months
Due between
3 and 12
months
Due between
1 and 2 years
Due between
2 and 5 years
Due over
5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 13.5 3.1 3.1 1.5 2.8 24.1
Payables from securities financing transactions 5.4 1.5 0.7 2.8 5.0 15.5
Cash collateral payables on derivative instruments 36.3 36.4
Customer deposits 612.3 66.5 53.7 9.9 13.9 0.3 756.7
Funding from UBS Group AG measured at amortized cost
2
0.3 4.0 6.4 21.9 44.6 50.3 16.3 143.8
Debt issued measured at amortized cost 8.5 7.7 30.6 16.8 20.7 24.2 108.5
Other financial liabilities measured at amortized cost 11.4 0.1 0.7 0.9 2.5 2.6 18.3 of which: lease liabilities
0.1 0.1 0.6 0.7 1.5 1.5 4.5
Total financial liabilities measured at amortized cost 687.8 83.0 95.3 53.7 89.6 77.4 16.3 1,103.2
Financial liabilities at fair value held for trading
3,4
35.2 35.2
Derivative financial instruments
3,5
180.7 180.7
Brokerage payables designated at fair value 49.0 49.0
Debt issued designated at fair value
6
12.1 11.7 28.1 27.7 12.5 22.1 114.1
Other financial liabilities designated at fair value 22.6 0.5 1.4 1.7 1.6 14.8 42.6
Total financial liabilities measured at fair value through
profit or loss 299.6 12.2 29.6 29.4 14.1 36.9 421.7
Total 987.4 95.2 124.9 83.1 103.7 114.3 16.3 1,524.9
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
78.7 0.5 0.4 0.0 79.6
Guarantees 40.7 40.7
Forward starting reverse repurchase and securities
borrowing agreements
7
24.9 24.9
Irrevocable committed prolongation of existing loans 2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8
1 Except for financial liabilities at
fair value held for trading
and derivative financial instruments (see
footnote 3), the amounts presented
generally represent undiscounted cash
flows of future interest and
principal
payments.
2 The time-bucket Perpe
tual / Not applicable includes perpetual loss-absorbing
additional tier 1 capital instruments,
for which future interest payments are calculated
over a 5 year period.
3 Carrying
amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.
4 Contractual maturities of financial liabilities at fair
value held for trading
are: USD
50.9
bn due within 1
month (31 December 2024: USD
33.0 bn), USD 2.8
bn due between 1
month and 1 year
(31 December 2024: USD
2.2
bn).
5 Includes USD
39 m (31 December 2024:
USD 166
m) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed
amount of USD 68.8 bn (31 December 2024: USD 66.3
bn) is presented in Note 10 under
notional amounts.
6 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest
rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the relevant reporting date.
7 Excludes derivative loan commitments and
forward starting reverse repurchase agreements measured at fair value (see footnote 5).